Investments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Investments	Investments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2021	2020
MARKETABLE EQUITY SECURITIES
Artemis Gold Inc.	40.3	37.2
Talisker Resources Ltd.(1)	9.1	—
Other marketable securities(2)	8.3	7.3
Total marketable equity securities	57.7	44.5
Other investments	1.8	0.9
Total investments	59.5	45.4
1.In April 2021, the Company completed the acquisition of 14.9% of Talisker Resources Ltd. for $11.0 million (C$13.8 million).
2.In March 2021, the Company completed the acquisition of 14.9% of Harte Gold Corp for $19.8 million (C$24.8 million). As at December 31, 2021 the value of the investment was written off as Harte Gold Corp. filed for creditor protection under the Companies' Creditor Arrangement Act (Canada) and Harte Gold Corp's shares were suspended from trading.